Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Entity Addresses [Line Items]
Document Registration Statement	false
Entity Registrant Name	VIQ SOLUTIONS INC.
Entity Central Index Key	0001777765
Document Type	20-F/A
Document Period End Date	Dec. 31, 2022
Entity File Number	001-40717
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 20-F/A to the Annual Report on Form 20-F of VIQ Solutions Inc. (the “Company”) for the fiscal year ended December 31, 2022, filed with the Securities and Exchange Commission on April 3, 2023 (the “Original Form 20-F”), is being filed to correct a typographical error, as shown in the Consolidated Statement of Cashflow on page F-8 of the Original Form 20-F. As a result of the typographical error, the subtotal “Cash provided by (used in) financing activities” for the year ended December 31, 2022 was incorrectly stated as $(2,873,816) in the Original Form 20-F. The correct number $(2,373,816) is included on page F-8 of this Amendment No. 1.
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Document Accounting Standard	International Financial Reporting Standards
Entity Common Stock, Shares Outstanding	34,649,697
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	5915 Airport Road
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Mississauga
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	L4V 1T1
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Trading Symbol	VQS
Title of 12(b) Security	Common Shares (no par value per share)
Security Exchange Name	NASDAQ
Trading Symbol	VQS
Auditor Name	Ernst & Young LLP	KPMG LLP
Auditor Firm ID	1263	85
Auditor Location	Toronto Canada	Vaughan, Canada
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	5915 Airport Road
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Mississauga
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	L4V 1T1
City Area Code	905
Local Phone Number	948-8266
Contact Personnel Name	Sebastien Paré